Other income - Schedule of other income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income [Abstract]
Grant income	£ 2,096	£ 197	£ 0
R&D expenditure credits	1,653	1,008	534
Other income	£ 3,749	£ 1,205	£ 534